Financial Instruments - Summary of Information About Exposure To Credit Risk and ECLs For Trade Receivables and Contract Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	$ 14,574	$ 33,681
Not Credit Impaired | Current | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	8,773	26,991
Not Credit Impaired | Less Than 30 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	4,626	5,284
Not Credit Impaired | 31 - 60 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	306	883
Not Credit Impaired | 61 - 90 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	8	408
Not Credit Impaired | Later Than 91 Days Past Due | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	861	115
Credit Impaired | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	14,450	33,678
Credit Impaired | Loss Allowance
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	124	3
Credit Impaired | Individually Impaired | Gross Carrying Amount
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	124	3
Credit Impaired | Individually Impaired | Loss Allowance
Disclosure of credit risk exposure [line items]
Trade receivables and contract assets	$ 124	$ 3